Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Purple Biotech Ltd.
Entity Central Index Key	0001614744
Amendment Flag	true
Amendment Description	Purple Biotech Ltd. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2020 (the “Form 20-F”), filed with the Securities and Exchange Commission on March 16, 2021 (the “Original Filing Date”), solely to correct an inadvertent typographical error with respect to the timing for the initiation of the phase 1/2 study of CM24, the Company’s monoclonal antibody drug candidate blocking CEACAM1, a novel immune checkpoint that supports tumor immune evasion and survival through multiple pathways. As previously disclosed, the phase 1/2 of CM24 is expected to be initiated imminently. This Amendment speaks as of the Original Filing Date, and other than as explicitly set forth herein, does not reflect any events that may have occurred subsequent to the Original Filing Date, and does not modify or update in any way any disclosures made in the Form 20-F except as set forth in this explanatory note.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37643
Entity Common Stock, Shares Outstanding	17,210,574
Icfr Auditor Attestation Flag	true